Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset)
Beginning balance	R (9,490)
Ending balance	(6,179)	R (9,490)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	64,403	55,120
Movements recognised in the income statement:	6,699	6,115
interest income	6,699	6,115
Actuarial gains (losses) recognised in other comprehensive income:	963	7,062
arising from return on plan assets (excluding interest income)	963	7,062
Plan participant contributions	536	503
Employer contribution	1,199	606
Benefits payments	(4,217)	(4,210)
Translation of foreign operations	488	(793)
Ending balance	70,071	64,403
Actual return on plan assets	7,662	13,177
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	46
Ending balance	64	46
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,209
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	60,671	50,618
Movements recognised in the income statement:	6,610	6,035
interest income	6,610	6,035
Actuarial gains (losses) recognised in other comprehensive income:	1,200	6,303
arising from return on plan assets (excluding interest income)	1,200	6,303
Plan participant contributions	536	503
Employer contribution	1,172	553
Benefits payments	(3,905)	(3,341)
Ending balance	66,284	60,671
Actual return on plan assets	7,810	12,338
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(9,536)
Ending balance	(6,243)	(9,536)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	29
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	3,732	4,502
Movements recognised in the income statement:	89	80
interest income	89	80
Actuarial gains (losses) recognised in other comprehensive income:	(237)	759
arising from return on plan assets (excluding interest income)	(237)	759
Employer contribution	27	53
Benefits payments	(312)	(869)
Translation of foreign operations	488	(793)
Ending balance	3,787	3,732
Actual return on plan assets	R (148)	R 839